Shareholders' Equity - Additional Information (Details) - USD ($)		1 Months Ended	9 Months Ended
	Apr. 10, 2020	Jan. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2006
Shareholders Equity [Line Items]
Ordinary shares authorized			1,200,000,000		750,000,000
Ordinary shares par value			$ 0.0003		$ 0.0003
Ordinary shares issued			598,753,522		436,720,810	666,667
Ordinary shares outstanding			598,753,522		436,720,810
Warrant issued to purchase of ordinary shares		231,989
Warrants exercise price per share		$ 1.38	$ 2.30769
Warrant expiration month and year		2022-01
Issuance of ordinary shares			$ 20,644,000	$ 76,508,000
MVIL
Shareholders Equity [Line Items]
Ordinary shares par value	$ 0.0003
Ordinary shares issued	152,858,460
Shares issued price per share	$ 0.13084
Issuance of ordinary shares	$ 20,000,000
LPC
Shareholders Equity [Line Items]
Ordinary shares par value			$ 1.9674
Purchase obligation commitment amount			$ 20,000,000
Share purchase obligation, period			36 months
Purchase of ordinary shares			900,000
Maximum ordinary shares outstanding			1,800,000
Maximum consideration for single share purchase			$ 2,000,000
Maximum ordinary shares outstanding			4.99%
Maximum shares repurchase			19.99%
Sale of stock number of shares issued in transaction			4,680,000
Sale of stock consideration received on transaction			$ 700,000
Ordinary share issued under share incentive plan			2,203,812
Shares issued price per share			$ 0.1675
LPC | Maximum
Shareholders Equity [Line Items]
Share purchase obligation			$ 20,000,000
LPC | Minimum
Shareholders Equity [Line Items]
Ordinary shares par value			$ 1.00
Wainwright | At Market Offering
Shareholders Equity [Line Items]
Ordinary shares par value			$ 0.0003
Sale of ordinary shares			12